Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Nominal amount of trading derivative liabilities	$ 4,411,708	$ 4,133,205
Fair value of trading derivative liabilities	286,111	144,481
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities	286,111	144,481
Currency risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	4,614	14,202
Currency risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	175,827	199,493
Fair value of trading derivative liabilities	7,991	6,551
Currency risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities	29,930	36,973
Fair value of trading derivative liabilities	72	73
Currency risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	54,923	57,808
Fair value of trading derivative liabilities	2,766	1,606
Currency risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities	451,191	385,855
Fair value of trading derivative liabilities	84,577	59,393
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	93,248	140,813
Fair value of trading derivative liabilities	306	474
Interest rate risk | IRS
Financial liabilities
Nominal amount of trading derivative liabilities	3,597,275	3,296,209
Fair value of trading derivative liabilities	189,535	76,165
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	139	79
Market Index | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	2,292	651
Fair value of trading derivative liabilities	33	6
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities	697	1,122
Fair value of trading derivative liabilities	582	201
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	868
Fair value of trading derivative liabilities	65
Equity price risk | Equity swaps
Financial liabilities
Nominal amount of trading derivative liabilities	704
Fair value of trading derivative liabilities	$ 184	$ 12